Geographical and business segment reporting - Business segments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business segments
Net interest income	€ 34,341	€ 34,296	€ 31,089
Income from equity instruments	370	384	413
Income from companies accounted for using the equity method	737	704	444
Net fee and commission income (expense)	11,485	11,597	10,180
Gains (losses) on financial transactions	1,797	1,665	2,101
Other operating income (segments)	801	797	862
Total income	48,424	48,355	44,232
Administrative expenses and depreciation	(22,779)	(22,993)	(21,101)
Profit from operations	25,645	25,362	23,131
Net loan loss provisions	(8,873)	(9,209)	(9,518)
Other non-financial gains/(losses)	(2,571)	(4,062)	(2,845)
Operating profit / (loss) before tax	14,201	12,091	10,768
Income tax	(4,886)	(3,884)	(3,282)
Profit from continuing operations	9,315	8,207	7,486
CONSOLIDATED PROFIT FOR THE YEAR	9,315	8,207	7,486
Profit attributable to non-controlling interests	1,505	1,588	1,282
Profit attributable to the parent	7,810	6,619	6,204
Release presented in net loan loss provision instead of other gains (losses) and provisions for segment presentation	113	50	108
Retail Banking Segment [Member]
Business segments
Net interest income	32,523	32,339	28,914
Net fee and commission income (expense)	8,945	9,306	8,206
Gains (losses) on financial transactions	720	681	668
Other operating income (segments)	645	580	536
Total income	42,833	42,906	38,324
Administrative expenses and depreciation	(19,256)	(19,677)	(18,036)
Profit from operations	23,577	23,229	20,288
Net loan loss provisions	(8,461)	(8,278)	(8,673)
Other non-financial gains/(losses)	(1,707)	(2,395)	(1,682)
Operating profit / (loss) before tax	13,409	12,556	9,933
Income tax	(4,329)	(3,843)	(2,734)
Profit from continuing operations	9,080	8,713	7,199
CONSOLIDATED PROFIT FOR THE YEAR	9,080	8,713	7,199
Profit attributable to non-controlling interests	1,287	1,258	1,089
Profit attributable to the parent	7,793	7,455	6,110
Corporate And Investment Banking Segment [Member]
Business segments
Net interest income	2,378	2,442	2,528
Net fee and commission income (expense)	1,512	1,627	1,407
Gains (losses) on financial transactions	1,004	1,212	1,256
Other operating income (segments)	193	222	289
Total income	5,087	5,503	5,480
Administrative expenses and depreciation	(2,105)	(2,028)	(1,917)
Profit from operations	2,982	3,475	3,563
Net loan loss provisions	(217)	(690)	(658)
Other non-financial gains/(losses)	(108)	(72)	(76)
Operating profit / (loss) before tax	2,657	2,713	2,829
Income tax	(792)	(750)	(787)
Profit from continuing operations	1,865	1,963	2,042
CONSOLIDATED PROFIT FOR THE YEAR	1,865	1,963	2,042
Profit attributable to non-controlling interests	160	183	174
Profit attributable to the parent	1,705	1,780	1,868
Wealth Management Segment [Member]
Business segments
Net interest income	420	404	429
Net fee and commission income (expense)	1,097	700	597
Gains (losses) on financial transactions	62	38	32
Other operating income (segments)	(37)	70	18
Total income	1,542	1,212	1,076
Administrative expenses and depreciation	(729)	(528)	(473)
Profit from operations	813	684	603
Net loan loss provisions	(9)	(9)	(22)
Other non-financial gains/(losses)	(7)	(8)	(5)
Operating profit / (loss) before tax	797	667	576
Income tax	(234)	(165)	(153)
Profit from continuing operations	563	502	423
CONSOLIDATED PROFIT FOR THE YEAR	563	502	423
Profit attributable to non-controlling interests	35	24	14
Profit attributable to the parent	528	478	409
Real estate operations in Spain
Business segments
Net interest income	(33)	(38)	(43)
Net fee and commission income (expense)		2	1
Gains (losses) on financial transactions			9
Other operating income (segments)	23	29	72
Total income	(10)	(7)	39
Administrative expenses and depreciation	(194)	(208)	(211)
Profit from operations	(204)	(215)	(172)
Net loan loss provisions	(70)	(88)	(167)
Other non-financial gains/(losses)	(73)	(157)	(122)
Operating profit / (loss) before tax	(347)	(460)	(461)
Income tax	104	139	137
Profit from continuing operations	(243)	(321)	(324)
CONSOLIDATED PROFIT FOR THE YEAR	(243)	(321)	(324)
Profit attributable to non-controlling interests	(2)	(13)	3
Profit attributable to the parent	(241)	(308)	(327)
Corporate product center
Business segments
Net interest income	(947)	(851)	(739)
Net fee and commission income (expense)	(69)	(38)	(31)
Gains (losses) on financial transactions	11	(227)	(242)
Other operating income (segments)	(23)	(104)	(53)
Total income	(1,028)	(1,220)	(1,065)
Administrative expenses and depreciation	(495)	(476)	(450)
Profit from operations	(1,523)	(1,696)	(1,515)
Net loan loss provisions	(116)	(46)	2
Other non-financial gains/(losses)	(100)	(181)	(75)
Operating profit / (loss) before tax	(1,739)	(1,923)	(1,588)
Income tax	21	31	141
Profit from continuing operations	(1,718)	(1,892)	(1,447)
CONSOLIDATED PROFIT FOR THE YEAR	(1,718)	(1,892)	(1,447)
Profit attributable to non-controlling interests	3	(3)	(8)
Profit attributable to the parent	(1,721)	(1,889)	(1,439)
Operating segment
Business segments
Net interest income	34,341	34,296	31,089
Net fee and commission income (expense)	11,485	11,597	10,180
Gains (losses) on financial transactions	1,797	1,704	1,723
Other operating income (segments)	801	797	862
Total income	48,424	48,394	43,854
Administrative expenses and depreciation	(22,779)	(22,917)	(21,087)
Profit from operations	25,645	25,477	22,767
Net loan loss provisions	(8,873)	(9,111)	(9,518)
Other non-financial gains/(losses)	(1,995)	(2,813)	(1,960)
Operating profit / (loss) before tax	14,777	13,553	11,289
Income tax	(5,230)	(4,588)	(3,396)
Profit from continuing operations	9,547	8,965	7,893
CONSOLIDATED PROFIT FOR THE YEAR	9,547	8,965	7,893
Profit attributable to non-controlling interests	1,483	1,449	1,272
Profit attributable to the parent	8,064	7,516	6,621
Intra-Group eliminations
Business segments
Gains (losses) on financial transactions		(39)	378
Total income		(39)	378
Administrative expenses and depreciation		(76)	(14)
Profit from operations		(115)	364
Net loan loss provisions		(98)
Other non-financial gains/(losses)	(576)	(1,249)	(885)
Operating profit / (loss) before tax	(576)	(1,462)	(521)
Income tax	344	704	114
CONSOLIDATED PROFIT FOR THE YEAR	(232)	(758)	(407)
Profit attributable to non-controlling interests	22	139	10
Profit attributable to the parent	€ (254)	€ (897)	€ (417)